Summary of material accounting policies - Commercialization and Milestone Revenue (Details) € in Millions, $ in Millions			1 Months Ended					12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 12, 2018 USD ($)	Jun. 30, 2022 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of summary of significant accounting policies
Revenue recognized from up-front payment as deferred consideration				$ 10,000,000.0
Receipt on non refundable up-front payment upon reaching product regulatory milestone								$ 25,000,000.0
Number of escalating milestone payments						6
Royalty revenue								5,935,000		$ 5,902,000	$ 7,501,000
Research and development tax incentive income(3)								$ 82,000		859,000	3,506,000
Tax incentive income, current											1,200,000	$ 1,100,000	$ 1,200,000
Aggregated turnover below A$20.0 millions
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset								18.50%	18.50%
Top of range | Aggregated turnover of A$20.0 million or more
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset								16.50%	16.50%
Top of range | Aggregated turnover below A$20.0 millions
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover									$ 20.0
Bottom of range | Aggregated turnover of A$20.0 million or more
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover									$ 20.0
Percentage of research and development to receive a refundable tax offset								8.50%	8.50%
Grunenthal
Disclosure of summary of significant accounting policies
Non-refundable upfront payment received	$ 15,000,000.0		$ 17,500,000
Milestone payment received					$ 2,500,000
Cumulative milestone payments reachable amount			1,000,000,000
Revenue recognized relation to patent license agreement								$ 0		0	0
Grunenthal | Top of range | Clinical, manufacturing, regulatory and reimbursement approval
Disclosure of summary of significant accounting policies
Non-refundable upfront payments receivable			$ 112,500,000
Tasly
Disclosure of summary of significant accounting policies
Deferred consideration milestone consideration recognized		$ 20,000,000.0				$ 20,000,000.0
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000.0						0		0	0
TiGenix NV
Disclosure of summary of significant accounting policies
Milestone revenue in relation to patent license agreement							$ 5,900,000	0			1,200,000
Regulatory milestone payment receivable | €														€ 1.0	€ 5.0
Royalty revenue								$ 100,000		400,000	400,000
TiGenix NV | Top of range
Disclosure of summary of significant accounting policies
Milestone revenue relating to non-refundable up-front payment | €															€ 9.0
J C R Pharmaceuticals Co L T D
Disclosure of summary of significant accounting policies
Profit sharing percentage								50.00%
Royalties receivable under sales-based milestones								$ 5,800,000		$ 5,500,000	$ 7,100,000